Amount Due from Related Parties (GGLG PROPERTIES PTY. LTD)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
GGLG PROPERTIES PTY. LTD. [Member]
Amount Due from Related Parties	NOTE 3 – AMOUNT DUE FROM RELATED PARTIES The amount due from related parties was unsecured, interest-free and repayable on demand.	NOTE 3 – AMOUNT DUE FROM RELATED PARTIES The amount due from related parties is unsecured, interest-free and repayable on demand.